Share-based Payments - Additional Information (Detail) $ / shares in Units, $ in Thousands					12 Months Ended
	Jul. 31, 2018 $ / shares	Feb. 28, 2018 $ / shares	Jun. 30, 2017 $ / shares	Feb. 28, 2017 $ / shares	Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense					$ 7,100	$ 7,400	$ 7,500
Fair value of non-vested stock awards | $ / shares	$ 135.81	$ 135.81	$ 107.29	$ 107.29
Estimated compensation cost for next year					$ 9,800	$ 9,300
Weighted average remaining contractual life | yr					2.3	2.1
Expected term					10 years
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					5 years
2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation cost for next year					$ 4,770